Senior Unsecured Bond - Schedule of Breakdown of Senior Unsecured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 685,930		$ 716,942
2017 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Total Bond			100,000
2020 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	100,000
Less deferred financing costs	(1,842)	$ (2,000)	(1,487)
Total	$ 98,158		$ 98,513